Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)	Non- controlling Interests	Class A	Class B	Total
Balance at Sep. 30, 2021		$ 46			$ 3,112,182	$ 39,620	$ (797,850)	$ 5,123	$ (145,865)			$ 2,213,256
Balance (in Shares) at Sep. 30, 2021		1,534,385	[1]
Capital contribution		$ 1			1,999,999							2,000,000
Capital contribution (in Shares)	[1]	40,151
Net income (loss) for the year							(267,222)		1,981			(265,241)
Appropriation to statutory reserve
Foreign currency translation								(198,447)	323			(198,124)
Balance at Sep. 30, 2022		$ 47			5,112,181	39,620	(1,065,072)	(193,324)	(143,561)			3,749,891
Balance (in Shares) at Sep. 30, 2022		1,574,536	[1]
Capital contribution		$ 5			10,923,048							10,923,053
Capital contribution (in Shares)	[1]	153,875
Net income (loss) for the year							6,551,838		(579)			6,551,259
Appropriation to statutory reserve						328,651	(328,651)
Foreign currency translation								(410,858)	3,610			(407,248)
Balance at Sep. 30, 2023		$ 52			16,035,229	368,271	5,158,115	(604,182)	(140,530)			20,816,955
Balance (in Shares) at Sep. 30, 2023		1,728,410	[1]							1,728,410	0
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost		$ 2			4,999,842							4,999,844
Issuance of ordinary shares in connection with registered direct offering, net of transaction cost (in Shares)	[1]	82,667
Issuance of ordinary shares in private placement		$ 3			1,991,721							1,991,724
Issuance of ordinary shares in private placement (in Shares)	[1]	91,954
Exercise of warrants		$ 2			945,104							945,106
Exercise of warrants (in Shares)	[1]	55,173
Stock based compensation		$ 9			3,824,991							3,825,000
Stock based compensation (in Shares)	[1]	300,000
Shares redesignation		$ (26)		$ 26
Shares redesignation (in Shares)		(848,203)	[1]	848,203
Net income (loss) for the year							12,137,352		(100)			12,137,252
Appropriation to statutory reserve						1,558,276	(1,558,276)
Foreign currency translation								791,300	(5,578)			785,722
Balance at Sep. 30, 2024		$ 42		$ 26	$ 27,796,887	$ 1,926,547	$ 15,737,191	$ 187,118	$ (146,208)			$ 45,501,603
Balance (in Shares) at Sep. 30, 2024		1,410,001	[1]	848,203						1,410,001	848,203

[1]	Retrospectively restated for effect of share split on September 16,2022 and reverse share split on November 26, 2024 (see Note 12 and Note 14). As of September 30, 2021, the number of ordinary shares of the company was 1,534,385, $0.00003 par value. As of September 30, 2022, the number of ordinary shares of the company was 1,574,536, $0.00003 par value. As of September 30, 2023, the number of ordinary shares of the company was 1,728,410, $0.00003 par value. The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12). After the re-designation, the number of shares for Class A on September 30, 2021, Class A on September 30, 2022, and Class A on September 30, 2023 were 1,534,385, 1,574,536 and 1,728,410, respectively.